Insurance technical provisions and pension plans (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amount estimated for the claims:
Estimate of claims on the reporting date (2017)	R$ 5,879,921	R$ 6,327,615
Liquid outstanding claims for reinsurance	4,190,074	R$ 4,034,622
Year claims were notified - Up to 2007
Amount estimated for the claims:
Estimate of claims on the reporting date (2017)	5,086,824
Payments of claims	(5,064,293)
Liquid outstanding claims for reinsurance	22,531
Year claims were notified - Up to 2007 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	4,482,979
Year claims were notified - Up to 2007 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	4,679,108
Year claims were notified - Up to 2007 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	4,711,861
Year claims were notified - Up to 2007 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	4,783,290
Year claims were notified - Up to 2007 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	4,845,834
Year claims were notified - Up to 2007 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	4,902,275
Year claims were notified - Up to 2007 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	4,956,618
Year claims were notified - Up to 2007 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	4,982,993
Year claims were notified - Up to 2007 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	5,028,742
Year claims were notified - Up to 2007 | Nine years after notification
Amount estimated for the claims:
Claims reported by policyholders	5,074,360
Year claims were notified - Up to 2007 | Ten years after notification
Amount estimated for the claims:
Claims reported by policyholders	5,086,824
Year claims were notified - 2008
Amount estimated for the claims:
Estimate of claims on the reporting date (2017)	1,149,106
Payments of claims	(1,022,199)
Liquid outstanding claims for reinsurance	126,907
Year claims were notified - 2008 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	1,152,371
Year claims were notified - 2008 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	1,108,270
Year claims were notified - 2008 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,088,069
Year claims were notified - 2008 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,094,795
Year claims were notified - 2008 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,102,364
Year claims were notified - 2008 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,102,595
Year claims were notified - 2008 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,127,609
Year claims were notified - 2008 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,140,708
Year claims were notified - 2008 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,158,436
Year claims were notified - 2008 | Nine years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,149,106
Year claims were notified - 2008 | Ten years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2009
Amount estimated for the claims:
Estimate of claims on the reporting date (2017)	2,057,911
Payments of claims	(2,042,673)
Liquid outstanding claims for reinsurance	15,238
Year claims were notified - 2009 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,058,559
Year claims were notified - 2009 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,037,365
Year claims were notified - 2009 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,018,329
Year claims were notified - 2009 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,015,921
Year claims were notified - 2009 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,046,000
Year claims were notified - 2009 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,044,644
Year claims were notified - 2009 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,056,612
Year claims were notified - 2009 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,072,169
Year claims were notified - 2009 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,057,911
Year claims were notified - 2009 | Nine years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2009 | Ten years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2010
Amount estimated for the claims:
Estimate of claims on the reporting date (2017)	2,419,614
Payments of claims	(2,390,739)
Liquid outstanding claims for reinsurance	28,875
Year claims were notified - 2010 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,414,674
Year claims were notified - 2010 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,394,609
Year claims were notified - 2010 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,387,075
Year claims were notified - 2010 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,403,020
Year claims were notified - 2010 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,418,649
Year claims were notified - 2010 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,428,252
Year claims were notified - 2010 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,431,363
Year claims were notified - 2010 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,419,614
Year claims were notified - 2010 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2010 | Nine years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2010 | Ten years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2011
Amount estimated for the claims:
Estimate of claims on the reporting date (2017)	2,621,044
Payments of claims	(2,586,371)
Liquid outstanding claims for reinsurance	34,673
Year claims were notified - 2011 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,647,298
Year claims were notified - 2011 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,626,356
Year claims were notified - 2011 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,604,738
Year claims were notified - 2011 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,604,061
Year claims were notified - 2011 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,600,194
Year claims were notified - 2011 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,625,442
Year claims were notified - 2011 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,621,044
Year claims were notified - 2011 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2011 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2011 | Nine years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2011 | Ten years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2012
Amount estimated for the claims:
Estimate of claims on the reporting date (2017)	2,888,296
Payments of claims	(2,835,738)
Liquid outstanding claims for reinsurance	52,558
Year claims were notified - 2012 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,134,409
Year claims were notified - 2012 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,035,716
Year claims were notified - 2012 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,021,698
Year claims were notified - 2012 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,041,626
Year claims were notified - 2012 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,071,989
Year claims were notified - 2012 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,888,296
Year claims were notified - 2012 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2012 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2012 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2012 | Nine years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2012 | Ten years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2013
Amount estimated for the claims:
Estimate of claims on the reporting date (2017)	2,813,496
Payments of claims	(2,753,035)
Liquid outstanding claims for reinsurance	604,613,134,409
Year claims were notified - 2013 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,020,829
Year claims were notified - 2013 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,848,361
Year claims were notified - 2013 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,809,942
Year claims were notified - 2013 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,839,210
Year claims were notified - 2013 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,813,496
Year claims were notified - 2013 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2013 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2013 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2013 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2013 | Nine years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2013 | Ten years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2014
Amount estimated for the claims:
Estimate of claims on the reporting date (2017)	3,436,234
Payments of claims	(3,355,681)
Liquid outstanding claims for reinsurance	80,553
Year claims were notified - 2014 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,708,479
Year claims were notified - 2014 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,456,642
Year claims were notified - 2014 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,464,389
Year claims were notified - 2014 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,436,234
Year claims were notified - 2014 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2014 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2014 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2014 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2014 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2014 | Nine years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2014 | Ten years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2015
Amount estimated for the claims:
Estimate of claims on the reporting date (2017)	3,989,904
Payments of claims	(3,879,707)
Liquid outstanding claims for reinsurance	110,197
Year claims were notified - 2015 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	4,160,984
Year claims were notified - 2015 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	4,028,967
Year claims were notified - 2015 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,989,904
Year claims were notified - 2015 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2015 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2015 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2015 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2015 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2015 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2015 | Nine years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2015 | Ten years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2016
Amount estimated for the claims:
Estimate of claims on the reporting date (2017)	3,640,897
Payments of claims	(3,491,476)
Liquid outstanding claims for reinsurance	149,421
Year claims were notified - 2016 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,821,255
Year claims were notified - 2016 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,640,897
Year claims were notified - 2016 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2016 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2016 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2016 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2016 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2016 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2016 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2016 | Nine years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2016 | Ten years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2017
Amount estimated for the claims:
Estimate of claims on the reporting date (2017)	3,481,275
Payments of claims	(2,766,457)
Liquid outstanding claims for reinsurance	714,818
Year claims were notified - 2017 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,481,275
Year claims were notified - 2017 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2017 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2017 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2017 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2017 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2017 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2017 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - 2017 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - Total
Amount estimated for the claims:
Estimate of claims on the reporting date (2017)	33,584,601
Payments of claims	(32,188,369)
Liquid outstanding claims for reinsurance	1,396,232
Year claims were notified - Total | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - Total | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - Total | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - Total | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - Total | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - Total | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - Total | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - Total | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - Total | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - Total | Nine years after notification
Amount estimated for the claims:
Claims reported by policyholders	0
Year claims were notified - Total | Ten years after notification
Amount estimated for the claims:
Claims reported by policyholders	R$ 0